Nature of business and organization (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of accompanying consolidated financial statements

Name	Background		Ownership
VIYI Technology Inc. (“VIYI”)	●	A Cayman Islands company Incorporated on September 24, 2020	100% owned by MicroAlgo

VIYI Technology Ltd. (“VIYI Ltd”)	●	A Hong Kong company	100% owned by VIYI
	●	Incorporated on October 9, 2020
	●	A holding company

Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin” or “VIYI WFOE”)	●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)	100% owned by VIYI Ltd
	●	Incorporated on November 18, 2020
	●	A holding company

Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	●	A PRC limited liability company	100% owned by Beijing WiMi before December 24, 2020 VIE of Shenzhen Weiyixin starting on December 24, 2020. 100% owned by Shenzhen Weiyixin starting April 1, 2022
	●	Incorporated on March 08, 2011
	●	Primarily engages central processing algorithm in advertising industry

Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Qianhai Wangxin”)	●	A PRC limited liability company Incorporated on October 16, 2015 Primarily engages in central processing algorithm in advertising industry	100% owned by Shenzhen Yitian

Hainan Weidong Technology Co., Ltd. (“Weidong”)	●	A PRC limited liability company	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021, and dissolved on July 2, 2026
	●	Incorporated on October 28, 2020
	●	Primarily engages in central processing algorithm in advertising industry

Name	Background		Ownership
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)	●	A PRC limited liability company	58% owned by Shenzhen Weiyixin
	●	Incorporated on November 30, 2020
	●	Engages in central processing algorithm in advertising industry

Weiyi Yuliang (Beijing) Science Technology Center (Limited Partnership) (“Weiyiyuliang”)	●	A PRC Limited Partnership	50% owned by Shenzhen Weiyixin
	●	Incorporated on June 20, 2024

CDDI Capital Ltd (“CDDI”)	●	A British Virgin Islands company	100% owned by VIYI Ltd
	●	Incorporated on June 5, 2023
	●	A holding company

VIWO Technology Inc. (“VIWO Cayman”)	●	A Cayman Islands company	55% owned by CDDI
	●	Incorporated on June 27, 2023
	●	A holding company

Viwo Technology Limited. (“Viwo Tech”)	●	A Hong Kong company	100% owned by VIWO Cayman
	●	Incorporated on April 15, 2021
	●	Engages in central processing algorithm in advertising industry

VIWO Technology (HK) Co., Limited (“VIWO HK”)	●	A Hong Kong company	100% owned by VIWO Cayman
	●	Incorporated on December 20, 2023
	●	A holding company

Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)	●	A PRC limited liability company	100% owned by Viwo Tech,
	●	Incorporated on July 19, 2021

Name	Background		Ownership
Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)	●	A PRC limited liability company	99% owned by Weidong, 1% owned by SZ Weidong before April 16, 2026, 100% owned by Shenzhen Weiyixin after April 16, 2026
	●	Incorporated on March 18, 2019
	●	Engages in central processing algorithm in advertising industry

Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)	●	A PRC limited liability company	100% owned by SZ Viwotong from December 1, 2021 to February 6, 2024; 100% owned by BJ Viwotong from February 6, 2024 to November 21, 2024; 100% owned by BJ Weiyun after November 21, 2024
	●	Incorporated on June 22, 2021
	●	Engages in central processing algorithm in advertising industry

Beijing Younike Information Technology Co., Ltd. (“Younike”)	●	A PRC limited liability company	100% owned by SZ Viwotong from January 1, 2023 to February 28, 2024; 100% owned by BJ Viwotong from February 28, 2024 to November 11, 2024; 100% owned by BJ Weiyun after November 11, 2024
	●	Incorporated on July 22, 2022
	●	Engages in central processing algorithm in advertising industry

Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)	●	A PRC limited liability company	100% owned by Weidong, dissolved on May 8, 2026
	●	Incorporated on March 27, 2023
	●	Primarily engages in central processing algorithm in advertising industry

Beijing Viwotong Technology Co., Ltd. (“BJ Viwotong”)	●	A PRC limited liability company	100% owned by VIWO HK
	●	Incorporated on January 24, 2024
	●	Primarily engages in central processing algorithm in advertising industry

Beijing Weiyun Spacetime Technology Co., Ltd (“BJ Weiyun”)	●	A PRC limited liability company	100% owned by BJ Viwotong
	●	Incorporated on March 7, 2024
	●	Primarily engages in central processing algorithm in advertising industry